Nature of Operations	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Nature of Operations [Line Items]
Nature of Operations

Note 1. Nature of Operations

Deep Isolation Nuclear, Inc. (formerly, Aspen-1 Acquisition Inc. (“Aspen”)) and its subsidiaries provide nuclear waste disposal and related consulting services globally. Deep Isolation, Inc., our direct, wholly-owned subsidiary (which we acquired in the Merger, as described below), and its subsidiaries are our operating companies and, as such, own all of our material assets and conducts all our business activities and operations.

Deep Isolation, Inc. was incorporated in Delaware in June 2016. Its subsidiaries are: Deep Isolation EMEA Limited (“Deep Isolation EMEA”), incorporated in England and Wales in February 2020, Deep Isolation US LLC (“Deep Isolation US”), incorporated in Delaware in December 2018, and Freestone Environmental Services, Inc. (“Freestone”), acquired in November 2021. Deep Isolation EMEA serves as the primary international subsidiary, engaging in customer outreach, market development, project proposal coordination, and regulatory and government engagement across the EMEA region. Deep Isolation EMEA operates independently in its market and is supported by a dedicated team. Freestone is a well-established environmental consulting firm based in Richland, Washington, providing a range of environmental, engineering, and scientific services to government clients.

All references to “Deep Isolation” refer to Deep Isolation, Inc. and its subsidiaries; unless otherwise stated or the context otherwise indicates, references to “DI Nuclear,” “Deep Isolation Nuclear,” the “Company,” “we,” “our,” “us,” or similar terms refer to Deep Isolation Nuclear, Inc. together with Deep Isolation.

Merger Transaction

On July 23, 2025 (the “Closing Date”), Aspen, its subsidiary Deep Isolation Acquisition Corp. (the “Acquisition Sub”), and Deep Isolation, entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which, on the same day, (i) the Acquisition Sub merged with and into Deep Isolation (together with the other transactions contemplated by the Merger Agreement, the “Merger” or “Merger Transaction”), with the Acquisition Sub ceasing to exist and Deep Isolation surviving and becoming our wholly owned direct subsidiary and (ii) Aspen changed its name to Deep Isolation Nuclear, Inc.

We determined that Deep Isolation was the accounting acquirer in the Merger based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations. Accordingly, for accounting purposes, the Merger was treated as a “reverse acquisition” or the equivalent of Deep Isolation issuing stock for the net assets of Aspen, accompanied by a recapitalization. No goodwill or other intangible assets were recorded as a result of the Merger. Refer to Note 3. Reverse Merger for further details.

Because Deep Isolation was deemed the accounting acquirer, the historical financial statements of Deep Isolation became the historical financial statements of the combined company, upon the consummation of the Merger. As a result, the financial statements included herein reflect (i) the historical operating results of Deep Isolation prior to the Merger; (ii) the combined results of Deep Isolation and Aspen following the closing of the Merger; (iii) the assets and liabilities of Deep Isolation at their historical cost; and (iv) the Company’s equity structure for all periods presented.

The equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Deep Isolation shareholders and Deep Isolation convertible preferred shareholders in connection with the Merger. As such, the shares and corresponding capital amounts and earnings per share related to Deep Isolation Convertible Preferred Stock and Deep Isolation common stock prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger.

Note 1. Nature of Operations

Deep Isolation, Inc. is a privately held company incorporated in June 2016, under the laws of the state of Delaware. Deep Isolation, Inc. together with our subsidiaries provide nuclear waste disposal and related consulting services globally. We operate through our wholly owned subsidiaries, Deep Isolation EMEA Limited (“Deep Isolation EMEA”), incorporated in England and Wales in February 2020, Deep Isolation US LLC (“Deep Isolation US”), incorporated in Delaware in December 2018 and Freestone Environmental Services, Inc. (“Freestone”), which was acquired in November 2021.

In 2020, the Company incorporated Deep Isolation EMEA, which serves as the primary international subsidiary and engages in customer outreach, market development, project proposal coordination, and regulatory and government engagement across the EMEA region. Deep Isolation EMEA operates independently in its market and is supported by a dedicated team.

In November 2021, Deep Isolation acquired Freestone, a well-established environmental consulting firm based in Richland, Washington. Freestone provides a range of environmental, engineering, and scientific services to government clients.

Merger Transaction

On July 23, 2025 (the “Closing Date”), Aspen, its subsidiary Deep Isolation Acquisition Corp. (the “Acquisition Sub”), and Deep Isolation, entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which, on the same day, (i) the Acquisition Sub merged with and into Deep Isolation (together with the other transactions contemplated by the Merger Agreement, the “Merger” or “Merger Transaction”), with the Acquisition Sub ceasing to exist and Deep Isolation surviving and becoming our wholly owned direct subsidiary and (ii) Aspen changed its name to Deep Isolation Nuclear, Inc.

We determined that Deep Isolation was the accounting acquirer in the Merger based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations. Accordingly, for accounting purposes, the Merger was treated as a “reverse acquisition” or the equivalent of Deep Isolation issuing stock for the net assets of Aspen, accompanied by a recapitalization. No goodwill or other intangible assets were recorded as a result of the Merger.

Because Deep Isolation was deemed the accounting acquirer, the historical financial statements of Deep Isolation became the historical financial statements of the combined company, upon the consummation of the Merger. As a result, the financial statements included herein reflect (i) the historical operating results of Deep Isolation prior to the Merger; (ii) the combined results of Deep Isolation and Aspen following the closing of the Merger; (iii) the assets and liabilities of Deep Isolation at their historical cost; and (iv) the Company’s equity structure for all periods presented.

The equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Deep Isolation shareholders and Deep Isolation convertible preferred shareholders in connection with the Merger. As such, the shares and corresponding capital amounts and earnings per share related to Deep Isolation Convertible Preferred Stock and Deep Isolation common stock prior to the Merger have been retroactively restated as shares reflecting the exchange ratio of 25.837283 (the “Exchange Ratio”) established in the Merger. All exercise prices for Deep Isolation options have similarly been retroactively restated to reflect the Exchange Ratio.

Unless otherwise indicated, references in this report to “Deep Isolation”, “Company”, “we,” “us” or “our” refer to Deep Isolation, Inc. and its subsidiaries, taken as a whole.

Aspen-1 Acquisition Inc. [Member]
Nature of Operations [Line Items]
Nature of Operations

Note 1. Nature of Operations

Aspen-1 Acquisition Inc. (the “Company”) was incorporated in the State of Delaware on December 10, 2021. The Company’s management has chosen December 31 for its fiscal year end.

The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. The Company’s principal business objective is to achieve long-term growth potential through a combination with a business, rather than immediate short-term earnings. The Company will not restrict its potential target companies to any specific business, industry, or geographical location. The analysis of business opportunities will be undertaken by, or under the supervision of, the officer and directors of the Company.

Note 1. Nature of Operations

Aspen-1 Acquisition Inc, (the “Company”) was incorporated in the State of Delaware on December 10, 2021. The Company’s management has chosen December 31st for its fiscal year end.

The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. The Company’s principal business objective is to achieve long-term growth potential through a combination with a business, rather than immediate short-term earnings. The Company will not restrict its potential target companies to any specific business, industry, or geographical location. The analysis of business opportunities will be undertaken by, or under the supervision of, the officer and directors of the Company.